Net Trading Gains and Losses (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net		¥ 689,959	¥ (59,687)	¥ 534,100
Foreign exchange gains (losses)-net	[1]	(34,520)	25,631	20,514
Net trading gains (losses)		655,439	(34,056)	554,614
Interest rate contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	[2]	265,324	(79,562)	219,385
Foreign exchange contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net		(93,601)	(13,167)	(91,300)
Equity-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	[2]	(101,988)	(41,607)	(59,462)
Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	[3]	(15,171)	899	(174)
Other contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net		368	(6,856)	(2,378)
Trading securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net		¥ 635,027	¥ 80,606	¥ 468,029

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments, such as translation gains and losses related to foreign currency-denominated available-for-sale securities for which the fair value option has been elected in accordance with ASC 825.
[2]	The net gain (loss) excluded from the assessment of the effectiveness of fair value hedges is included in the above table.
[3]	Amounts do not include the net loss of ¥6,703 million, ¥8,660 million and ¥2,836 million on the credit derivatives hedging the credit risk of loans during the fiscal years ended March 31, 2013, 2014 and 2015, respectively. The net loss is recorded in Other noninterest expenses.